Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of Accrued Expenses
Accrued expenses consisted of the following:

	December 31, 2021	December 31, 2020
Accrued clinical trial expense	$1,861	$2,644
Accrued professional fees	1,653	2,866
Accrued wages, bonuses, commissions and vacation	3,824	4,991
Accruals for construction in progress	—	171
Deferred rent	2	292
Other	4,321	2,487

	$11,661	$13,451